VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Vessels and equipment	VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2016	December 31, 2015
Cost	2,159,655	1,964,852
Accumulated depreciation	(369,839)	(323,535)
Vessels and equipment, net	1,789,816	1,641,317